Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2020	December 31, 2019
Balance, beginning of year	$320,210	$358,935
Capital expenditures	4,490	2,948
Property acquisitions	—	1,523
Divestitures	—	(443)
Impairment	(113,058)	(7,822)
Property swaps	468	417
Exploration and evaluation expense	(14,011)	(11,764)
Transfers to oil and gas properties (note 6)	(8,585)	(16,204)
Foreign currency translation	2,351	(7,380)
Balance, end of year	$191,865	$320,210

Impairment of cash generating units	The following table indicates the impairment booked for each CGU at March 31, 2020.

Impairment at March 31, 2020
Conventional CGU	$4,000
Peace River CGU	20,000
Lloydminster CGU	42,000
Viking CGU	13,000
Eagle Ford CGU	48,861
$127,861

Schedule of impairment and impairment reversal	The following table indicates the impairment reversal booked for the Viking and Eagle Ford CGUs at December 31, 2020.

Impairment reversal at December 31, 2020
Viking CGU	$2,000
Eagle Ford CGU	12,803
$14,803